Schedule of Future Minimum Lease Payments of Operating Lease (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
2024	$ 344,807	$ 1,545,103
2025	348,344	1,152,928
2026	217,811	887,061
2027	73,823	628,509
2028		137,383
2029 and thereafter	81,691	81,691
Total minimum non-cancellable operating lease payments	1,167,837	4,432,675
Less: discount to fair value	(104,021)	(410,555)
Total operating lease liability on September 30, 2023	1,063,816	$ 4,022,120
Theralink Technologies Inc [Member]
2024	122,893
2025	126,580
2026	130,377
2027	135,163
2028	139,218
2029 and thereafter	1,274,749
Total minimum non-cancellable operating lease payments	1,928,980
Less: discount to fair value	(771,219)
Total operating lease liability on September 30, 2023	$ 1,157,761		$ 1,183,312